TCW Artificial Intelligence Equity Fund

I SHARE: TGFTX   |  N SHARE: TGJNX

FEBRUARY 28

SUMMARY

PROSPECTUS

Before you invest, you may want to review the Fund’s Prospectus which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at www.TCW.com. You can also get this information at no cost by calling 1-800-386-3829 or by sending an email request to contact@tcw.com. The Fund’s current Prospectus and Statement of Additional Information, both dated February 28, 2019, are incorporated by reference into this Summary Prospectus. The Securities and Exchange Commission has not approved or disapproved these securities or passed on the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.TCW.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (such as a broker-dealer, bank, or retirement plan), or by calling 1-800-FUND-TCW (1-800-386-3829) if you invest directly with the Funds.

You may elect to receive all future reports in paper free of charge. Contact your financial intermediary or, if you invest directly with the Funds, call 1-800-FUND-TCW (1-800-386-3829), to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held through your financial intermediary or directly with TCW.

TCW-AIF_0219

Investment Objective

The Fund’s investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay additional fees or commissions to broker-dealers or other financial intermediaries for the purchase of Class I shares of the Fund, which are not reflected in the table below.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management Fees	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	7.52%	8.55%
Total Annual Fund Operating Expenses[1]	8.22%	9.50%
Fee Waiver and/or Expense Reimbursement[2]	7.32%	8.50%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.90%	1.00%

[1]

The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” do not correlate to the corresponding ratios included in the Fund’s Financial Highlights for each class of shares because those ratios do not reflect changes in management fees and contractual fee waiver/expense reimbursement that took effect after the reporting period for the Financial Highlights.

[2]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.90% of average daily net assets with respect to Class I shares and 1.00% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2020 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board of Directors’ approval, extend or modify that arrangement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years
I	$92	$1,749
N	$102	$1,990

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74.22% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in publicly traded equity securities of businesses that the portfolio managers believe are benefitting from or have the potential to benefit from advances in the use of artificial intelligence. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Artificial intelligence refers to the development or use by a business of computer systems that perform tasks previously requiring human intelligence such as decision-making or audio or visual identification or perception. The Fund invests primarily in issuers that are characterized as “growth companies” according to criteria established by the portfolio managers, which may include attributes such as an expected growth cycle, accelerating earnings or cash flow, and general growth of a business sector. Bottom-up fundamental research that focuses on the individual attributes of a company, such as its financial characteristics, is used to identify these companies. Equity securities include common and preferred stock; rights, warrants or options to purchase common or preferred stock; securities that may be converted into or exchanged for common or preferred stock, such as convertible preferred stock, convertible debt and Eurodollar convertible securities; equity securities of foreign companies listed on established exchanges, including NASDAQ; American Depository Receipts (ADRs); and other securities with equity characteristics.

The Fund typically invests in companies in information technology, consumer discretionary, industrial and health care sectors with market capitalizations of at least $300 million at the time of acquisition. The Fund typically invests in a portfolio of 25 to 60 companies. The portfolio managers use both qualitative and quantitative screening criteria to supplement the fundamental research. The portfolio managers’ qualitative screening focuses on those companies that they believe have the potential to grow or otherwise materially benefit partly as a result of their development or use of artificial intelligence in analysis, forecasting, efficiency, automation, consistency and scale. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Portfolio securities may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio managers believe that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor or the original thesis was flawed or has been damaged, (iii) another security may offer a better investment opportunity, (iv) an individual security has reached its sell target or the investment therein has been exhausted, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition or in overall market, economic and political conditions.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

artificial intelligence related companies risk: the risk that the Fund’s investments in companies involved in, or exposed to, artificial intelligence-related businesses may be negatively impacted because of, among other things, limited product lines, markets, financial resources and/or personnel these companies may have, intense competition and potentially rapid product obsolescence these companies may face, loss or impairment of intellectual property rights, and the inability to successfully develop products or services even after spending significant amount of resources.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

information technology sector risk: the risk that the Fund may be susceptible to the impact of market, economic, regulatory, and other factors affecting the information technology sector and that the value of the Fund may fluctuate more widely than it would for a fund that invests more broadly across varying sectors. Companies in the information technology sector may be affected by the overall economic conditions as well as by factors particular to the information technology sector, including intense competition, short product cycle, rapid product obsolescence, possible loss or impairment of intellectual property rights, and changes in government regulations.

•

growth investing risk: the risk of investing in growth stocks, which may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. The growth investment style may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price. Growth-oriented funds typically underperform when value investing is in favor.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

liquidity risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. The liquidity of the Fund’s assets may change over time.

•

non-diversification risk: the risk that the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund because a higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers.

•	portfolio management risk: the risk that the Fund’s investment strategy may fail to produce the intended results.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•

small-capitalization company risk: the risk that small-capitalization companies may have more volatile stock performance than larger companies and are more susceptible to adverse business and economic developments and adverse effects due to the loss of personnel, which may increase the risk of loss to the Fund.

•

mid-capitalization company risk: the risk that mid-capitalization companies may have more volatile stock performance than large-capitalization companies and are more likely to experience business failures, which may increase the risk of loss to the Fund.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

Please see “Principal Risks of the Fund” in the Fund’s Prospectus for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows the Fund’s investment results from the past calendar year and the table below shows how the Fund’s average annual total returns compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	7.14%	(quarter ended 3/31/2018)
Lowest	-17.21%	(quarter ended 12/31/2018)

Average Annual Total Returns

(For the period ended December 31, 2018)

Share Class	1 Year	Since Inception (8/31/2017)
I – Before taxes	-2.91%	2.55%
- After taxes on distributions	-2.91%	2.55%
- After taxes on distributions and sale of fund shares	-1.72%	1.95%
N – Before taxes	-2.91%	2.55%
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)[1]	-2.12%	5.23%

[1]	The Russell 3000® Growth Index measures the performance of those companies in the Russell 3000® Index with higher price-to-book ratios and higher forecasted growth values.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After-tax returns are shown for only one class of shares, and after-tax returns for the other class of shares will vary.

Investment Advisor

TCW Investment Management Company LLC is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Jeffrey W. Lin, CFA (Lead Portfolio Manager)	1 year (Since inception of the Fund)	Managing Director
Thomas Lee	1 year (Since inception of the Fund)	Managing Director

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders for Fund shares are processed at the net asset value next calculated after an order is received by the Fund.

You may conduct transactions by mail (TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), or by telephone at 1-800-248-4486. Redemptions by telephone are only permitted upon previously receiving appropriate authorization. You may also purchase, exchange or redeem Fund shares through your dealer or financial advisor.

Purchase Minimums for All Share Classes

Type of Account	Minimum Initial Investment	Subsequent Investments
Regular	$2,000	$250
Individual/Retirement Account	$500	$250

A broker-dealer or other financial intermediary may require a higher minimum initial investment, or may aggregate or combine accounts in order to allow its customers to apply a lower minimum investment.

Tax Information

Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

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